FORWARD FUNDS

Supplement dated August 10, 2018

to the

Salient International Small Cap Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”)

and

Salient International Small Cap Fund Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PERFORMANCE INFORMATION, INVESTMENT ADVISOR/PORTFOLIO MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved the hiring of Henry James International Management Inc. to replace Pictet Asset Management Limited as sub-advisor of the Salient International Small Cap Fund (the “Fund”). Accordingly, effective on or before August 31, 2018 the Board has approved: (i) changes to the principal investment strategies of the Fund; (ii) the addition of a secondary benchmark of the Fund; and (iii) changes to the sub-advisor and portfolio managers of the Fund. Accordingly, effective on or before August 31, 2018, the following changes shall be reflected in the Fund’s registration statement:

Changes to Principal Investment Strategies

Effective on or before August 31, 2018, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Changes to Performance Information

Effective on or before August 31, 2018, the MSCI EAFE SMID Cap Index will be added as the Fund’s secondary benchmark index. Accordingly, the following information shall be incorporated into the “Performance Information” section of the No-Load Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Small Cap Fund—Institutional Class (Inception: 2/7/96)
Return Before Taxes	34.80%	11.77%	3.74%	8.83%
Return After Taxes on Distributions	33.96%	11.15%	3.34%	7.46%
Return After Taxes on Distributions and Sale of Fund Shares	20.27%	9.24%	2.88%	6.86%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	6.73%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	6.68%
Salient International Small Cap Fund—Investor Class (Inception: 3/5/02)
Return Before Taxes	34.28%	11.38%	3.38%	9.63%
MSCI EAFE Small Cap Index	33.50%	13.23%	6.14%	11.20%
MSCI EAFE SMID Cap Index	31.37%	11.96%	4.90%	10.03%

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

Changes to Investment Advisor/Portfolio Manager

Effective on or before August 31, 2018, the Fund’s Investment Advisor/Portfolio Manager section is replaced in its entirety as follows:

The Advisor serves as investment advisor to the Fund. Salient Management has engaged the services of Henry James International Management, Inc. to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: James O’Leary, CFA, Chief Investment Officer, and Aidan O’Leary, Vice President Equities. Mr. James O’Leary has over 18 years managing International Equities and has managed the Fund since August 2018. Mr. Aidan O’Leary has over six years of industry experience and has managed the Fund since August 2018.

Changes to Sub-Advisors/Portfolio Managers

Effective on or before August 31, 2018, the sub-section labeled “Salient International Small Cap Fund” under the Sub-Advisors/Portfolio Managers section of the Prospectus is replaced in its entirety as follows:

•	Salient International Small Cap Fund

Salient Management has engaged the services of Henry James International Management, Inc. (“HJIM”) to act as sub-advisor for the Salient International Small Cap Fund. HJIM’s address is 747 Third Avenue, 2nd Floor, New York, NY 10017. As of June 30, 2018, HJIM had approximately $501 million of assets under management.

The Salient International Small Cap Fund is team managed and all investment management decisions are made jointly and primarily by the team. The team members are:

James O’Leary, CFA, Chief Investment Officer. Mr. James O’Leary is the Chief Investment Officer and Senior Portfolio Manager for all HJIM Strategies. He is a Charter Holder in the Chartered Financial Analysts Program and has over thirty years of experience in the securities industry. Since 1999, Mr. James O’Leary has focused his investment knowledge on the international markets where he develops and manages portfolios in both foreign developed and emerging markets as well as SRI and ESG portfolios. Mr. James O’Leary started his career at MPT Associates as an Analyst. He subsequently held the position of Vice President at Federated Investment Counseling, followed by Managing Director at Lexington Management Corporation. Prior to launching HJIM, Mr. James O’Leary was Senior Portfolio Manager at Navellier & Associates. Mr. James O’Leary received a B.S. in Business Administration from Bowling Green State University and earned an M.B.A. in Marketing and Finance from the University of Cincinnati.

Aidan O’Leary, Vice President of Equities. Mr. Aidan O’Leary previously was Head of Sales & ETF Specialist for PureFunds LLC. He started his career as an associate in the Private Wealth Management division at a regional broker dealer (Investment Banking, Securities, and Wealth Management) in New York City in 2012. He serves as Vice President of Equities at HJIM, as a member of the portfolio management team and on the stock selection committee. Mr. Aidan O’Leary holds an MA, Honors, University of St Andrews, Scotland. In addition, he has his Series 7 & 63.

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SUPP INTL SM CAP SUBADV 08102018

FORWARD FUNDS

Supplement dated August 10, 2018

to the

Salient International Small Cap Fund Statement of Additional Information (the “SAI”)

dated May 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGES TO SUB-ADVISORS, PORTFOLIO MANAGEMENT TEAMS, OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS, PROXY VOTING POLICIES AND PROCEDURES, AND PROXY VOTING GUIDELINES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient International Small Cap Fund (the “Fund”), effective on or before August 31, 2018 changes to the Fund’s sub-advisor and portfolio management team. Accordingly, effective on or before August 31, 2018, all references to Justin Hill and Bill Barker are removed from the Fund’s SAI and the following changes shall be reflected in the Fund’s SAI.

Changes to Sub-Advisors

Effective on or before August 31, 2018, the sub-section labeled “Salient International Small Cap Fund” under the Sub-Advisors section of the SAI is replaced in its entirety as follows:

Salient International Small Cap Fund

Salient Management has engaged the services of Henry James International Management, Inc. (“HJIM”) to act as sub-advisor for the Salient International Small Cap Fund. HJIM’s address is 747 Third Avenue, 2nd Floor, New York, NY 10017. HJIM is registered with the SEC under the Advisers Act. HJIM is an investment management firm founded in 2014 by James O’Leary and owned by members of the O’Leary Family. As of June 30, 2018, HJIM had approximately $501 million of assets under management.

Changes to Portfolio Management Teams

Effective on or before August 31, 2018, the Salient International Small Cap Fund paragraph in the Portfolio Management Teams section of the SAI is replaced in its entirety as follows:

Salient International Small Cap Fund. The Fund is sub-advised by Henry James International Management, Inc. The Fund is team managed by James O’Leary, CFA, Chief Investment Officer, and Aidan O’Leary, Vice President Equities.

Changes to Other Accounts Managed by Portfolio Managers

Effective on or before August 31, 2018, the following information is added to the SAI under Other Accounts Managed by Portfolio Managers:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
James O’Leary	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
Aidan O’Leary	Salient Adaptive Balanced Fund	None
	Salient Adaptive Growth Fund	None
	Salient Adaptive Income Fund	None
	Salient Adaptive US Equity Fund	None
	Salient EM Infrastructure Fund	None
	Salient International Dividend Signal Fund	None
	Salient International Real Estate Fund	None
	Salient International Small Cap Fund	None
	Salient MLP & Energy Infrastructure Fund	None
	Salient Real Estate Fund	None
	Salient Select Income Fund	None
	Salient Select Opportunity Fund	None
	Salient Tactical Growth Fund	None
	Salient Tactical Muni & Credit Fund	None
	Salient Tactical Plus Fund	None
	Salient Tactical Real Estate Fund	None
	Salient Trend Fund	None
	Salient US Dividend Signal Fund	None

Effective on or before August 31, 2018, the sub-section labeled “Pictet Asset Management Limited” under Other Accounts Managed by Portfolio Managers is replaced in its entirety as follows:

Henry James International Management, Inc.:

Salient International Small Cap Fund

James O’Leary, CFA, Chief Investment Officer, and Aidan O’Leary, Vice President of Equities, are the two portfolio managers responsible for the day-to-day management of the Salient International Small Cap Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that each portfolio manager managed as of June 30, 2018:

Mr. James O’Leary:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	37	$501.00	0	$0.00

Mr. Aidan O’Leary:
Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	37	$501.00	0	$0.00

Potential conflicts of interests or duties may arise because HJIM engages in regulated activities for other clients. HJIM may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees. If any conflict or potential conflict arises, HJIM seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and HJIM uses its best efforts to obtain fair treatment of the Fund. In addition, HJIM employees are required to adhere to the HJIM’s code of ethics concerning personal dealings.

The compensation for Messrs. O’Leary, portfolio managers, consists of a fixed base salary and bonus. Bonus payments are awarded based on certain discretionary and/or non-discretionary factors tailored to particular circumstances. Such factors include, in certain cases, objective product revenue or enterprise financial performance metrics and, in other cases, subjective assessments by senior members of the team of each team member’s performance in the management of the portfolio.

Changes to Proxy Voting Policies and Procedures

Effective on or before August 31, 2018, the second sentence of the first paragraph of the Proxy Voting Policies and Procedures section, is replaced in its entirety as follows:

When the Advisor engages a Sub-Advisor to provide portfolio management services to certain Funds, except in the case of HJIM, the Sub-Advisor assumes the authority for voting proxies on behalf of the Advisor for these Funds. The Advisor has retained authority for voting proxies for the Salient International Small Cap Fund.

Changes to Proxy Voting Guidelines

Effective on or before August 31, 2018, the sub-section labeled “Pictet Asset Management Limited” under the Proxy Voting Guidelines section, is deleted in its entirety.

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SUPP INTL SM CAP SUBADV SAI 08102018